Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 793,238	¥ 1,596,636	¥ 1,082,526
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		337,022	331,012	301,861
Impairment of goodwill (Note 6)		333,719	3,432	7,792
Impairment of intangible assets (Note 6)		117,726	677	312
Provision (credit) for credit losses (Note 4)		231,862	86,998	(106,371)
Employee benefit cost for severance indemnities and pension plans (Note 13)		17,441	19,881	79,036
Government grant for transfer of substitutional portion of Employees' Pension Fund Plans (Note 13)				(115,210)
Investment securities gains-net	[1]	(232,259)	(154,687)	(303,520)
Amortization of premiums on investment securities		133,534	121,459	115,980
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 32)		(13,867)	(3,403)	(91,410)
Foreign exchange losses (gains)-net		(358,858)	966,676	(1,090,193)
Equity in earnings of equity method investees-net (Note 2)		(176,857)	(172,946)	(110,520)
Provision (benefit) for deferred income tax expense		(60,945)	252,512	(8,047)
Decrease (increase) in trading account assets, excluding foreign exchange contracts		(1,718,145)	(1,383,251)	2,894,475
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts		4,351,881	985,687	(2,622,957)
Increase (decrease) in unearned income, unamortized premiums and deferred loan fees		18,999	(1,243)	5,214
Increase in accrued interest receivable and other receivables		(43,962)	(3,901)	(95,966)
Increase (decrease) in accrued interest payable and other payables		104,487	(49,882)	100,760
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables		9,856	(85,406)	158,268
Increase (decrease) in allowance for repayment of excess interest		10,933	(17,760)	(23,503)
Net decrease (increase) in collateral for derivative transactions		539,852	(213,599)	528,901
Other-net		(214,617)	105,698	202,020
Net cash provided by operating activities		4,181,040	2,384,590	909,448
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities (including proceeds from securities under fair value option) (Note 3)		59,737,908	108,558,436	105,488,089
Proceeds from maturities of Available-for-sale securities (including proceeds from securities under fair value option) (Note 3)		29,412,596	35,252,780	33,894,330
Purchases of Available-for-sale securities (including purchases of securities under fair value option) (Note 3)		(88,088,620)	(136,034,106)	(132,922,207)
Proceeds from maturities of Held-to-maturity securities		949,592	743,850	626,109
Purchases of Held-to-maturity securities		(817,350)	(1,808,379)	(473,345)
Proceeds from sales and redemption of Other investment securities		108,615	185,342	231,643
Purchases of Other investment securities		(88,001)	(9,851)	(18,767)
MUB's acquisition of PB Capital Corporation's institutional commercial real estate lending division (Note 2)				(358,040)
Purchase of common stock investment in VietinBank, an affiliated company of BTMU (Note 2)				(75,136)
Acquisition of Mitsubishi UFJ Fund Services Holdings Limited (formerly Butterfield Fulcrum Group), a subsidiary of MUTB (Note 2)				(30,191)
Acquisition of Krungsri, a subsidiary of BTMU, net of cash acquired (Note 2)				(398,841)
Acquisition of Alternative Fund Services, a subsidiary of MUTB, net of cash acquired (Note 2)		(6,855)
Net increase in loans		(8,118,108)	(2,460,836)	(4,426,839)
Net increase in interest-earning deposits in other banks		(4,005,422)	(15,763,663)	(11,738,061)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		(1,928,024)	643,792	(2,062,236)
Proceeds from sales of premises and equipment		37,828	10,138	30,420
Capital expenditures for premises and equipment		(140,651)	(162,785)	(158,492)
Purchases of intangible assets		(221,264)	(210,851)	(211,942)
Proceeds from sales and dispositions of investments in equity method investees		35,666	46,872	34,424
Proceeds from sales of consolidated VIEs and subsidiaries-net		209,220	102,593	164,674
Other-net		(72,106)	(69,011)	2,581
Net cash used in investing activities		(12,994,976)	(10,975,679)	(12,401,827)
Cash flows from financing activities:
Net increase in deposits		12,400,034	3,951,886	7,056,761
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		(3,072,615)	(366,760)	4,074,607
Net increase in due to trust account		4,727,162	860,782	117,181
Net decrease in other short-term borrowings		(1,955,867)	(231,787)	(1,031,642)
Proceeds from issuance of long-term debt		6,335,881	7,805,572	4,036,415
Repayments of long-term debt		(3,786,480)	(3,072,630)	(2,540,895)
Proceeds from sales of treasury stock		15	2	845
Payments for acquisition of treasury stock (Note 18)		(200,053)	(100,076)	(74)
Payments for acquisition of preferred stock (Note 17)			(390,000)
Payments for acquisition of shares of certain subsidiaries from noncontrolling interest shareholders		(4,398)	(29,464)
Dividends paid		(251,448)	(263,920)	(216,054)
Dividends paid by subsidiaries to noncontrolling interests		(30,255)	(30,715)	(14,347)
Other-net		6,703	50,358	(7,702)
Net cash provided by financing activities		14,168,679	8,183,248	11,475,095
Effect of exchange rate changes on cash and cash equivalents		(51,657)	71,849	87,259
Net increase (decrease) in cash and cash equivalents		5,303,086	(335,992)	69,975
Cash and cash equivalents at beginning of fiscal year		3,353,236	3,689,228	3,619,253
Cash and cash equivalents at end of fiscal year		8,656,322	3,353,236	3,689,228
Cash paid during the fiscal year for:
Interest		755,739	729,403	601,626
Income taxes, net of refunds		406,287	498,914	187,696
Non-cash investing and financing activities:
Assets acquired under capital lease arrangements		4,831	¥ 3,087	4,211
MUB's acquisitions (Note 2):
Fair value of assets acquired				416,059
Fair value of liabilities assumed				58,019
Acquisition of Krungsri, a subsidiary of BTMU (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents				3,997,518
Fair value of liabilities assumed				3,396,454
Fair value of noncontrolling interests				202,223
Acquisition of Alternative Fund Services, a subsidiary of MUTB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		349,266
Fair value of liabilities assumed		¥ 342,411
Transfer to Held-to-maturity securities from Available-for-sale securities (Note 3)				¥ 411,535

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥2,321 million, ¥3,429 million and ¥937 million; Other comprehensive income-net by ¥284 million, ¥84 million and ¥26 million; Total credit losses by ¥2,605 million, ¥3,513 million and ¥963 million, March 31, 2014, 2015 and 2016, respectively.